Other current and non-current non-financial assets	12 Months Ended
Dec. 31, 2024
Other Current And Non-Current Non-Financial Assets
Other current and non-current non-financial assets	Other current and non-current non-financial assets
As of December 31, 2024, and 2023, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Domestic Value Added Tax	125,963	63,973
Foreign Value Added Tax	26,315	24,889
Prepaid mining licenses	3,326	1,299
Prepaid insurance	12,589	15,022
Other prepayments	1,391	3,204
Refund of Value Added Tax to exporters	24,601	19,929
Other taxes	4,189	6,142
Other assets	2,331	2,292
Total	200,705	136,750

Other non-financial assets, non-current	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Exploration and evaluation expenses	65,510	57,458
Guarantee deposits	942	950
Foreign VAT (1)	289,921	308,084
Other non-current assets	7,793	7,208
Total	364,166	373,700
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(1) Value-added taxes to be recovered from the commercial office of SQM Shanghai Chemicals Co. Ltd., where that recovery is expected to take longer than 12 months.
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2024, and 2023:

Reconciliation	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Opening balance	57,458	44,023	26,752
Changes
Additions	10,701	12,002	11,341
Reclassifications from/to short-term (inventory)	(197)	1,049	(465)
Amortization of ground studies	(733)	(2,131)	(2,421)
Reclassification from construction in progress	(1,719)	2,515	8,816
Total changes	8,052	13,435	17,271
Ending balance (*)	65,510	57,458	44,023
As of December 31, 2024 and 2023, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.
(*) This corresponds to the sum of expenditures for economically feasible exploration and exploration under operation (long-term).
Mineral resource exploration, evaluation and Exploitation expenditure
Given the nature of operations of the Company and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: Execution, economically feasible, not economically feasible and in exploitation:

(a)Not economically feasible: Exploration and evaluation disbursements, once finalized and concluded to be not economically feasible, will be charged to income. As of December 31, 2024, and 2023 there were no disbursements for this concept.

(b)Execution: Disbursements for exploration and evaluation under implementation and therefore prior to determination of economic feasibility, are presented as part of property, plant and equipment as constructions in progress. As of December 31, 2024 and 2023, this amounts to ThUS$14,787 and ThUS$9,062.

(c)    Economically feasible: Reimbursements for exploration and evaluation whose study concluded that its economic viability is viable are classified in “Other non-financial assets, non-current.”

Prospecting	Type of Exploration	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	59,826	50,844
Total		59,826	50,844
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(1)The value presented for Chile is composed as of December 2024 of ThUS 12,084 corresponding to non-metallic exploration and evaluation and ThUS$ 47,742 associated with metallic exploration. In December 2023, the amounts of non-metallic and metallic exploration were ThUS$ 13,803 and ThUS$ 37,041, respectively.

Prospecting conciliation	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Opening balance	50,844	36,327
Additions	10,701	12,002
Reclassifications from Exploration in execution – Chile	(1,719)	2,515
Reclassifications to Exploration in Exploitation-Chile	—	—
Total changes	8,982	14,517
Total	59,826	50,844
(d)    In Exploitation: Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is expected to be exploited in the following 12 months is presented as “Current Assets” in the “Inventories in process” and the remaining portion is classified as “Other Non-current Non-Financial Assets”.

Short-Term Exploitation Conciliation	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Opening balance	651	1,700
Amortization of ground studies	—	—
Reclasifications from/to short term (inventories)	197	(1,049)
Total changes	197	(1,049)
Total	848	651

Long-Term Exploitation Conciliation	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Opening balance	6,614	7,696
Amortization of ground studies	(733)	(2,131)
Reclasifications from/to short term (inventories)	(197)	1,049
Total changes	(930)	(1,082)
Total	5,684	6,614